Income Tax (Details) - Schedule of income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current tax expense in respect of the current year
Deferred tax
Deferred tax expense (recovery) in the current year	950
Total income tax expense recognized in the current year	$ 950